SCHEDULE OF INVENTORIES NET (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 78,516	$ 90,174
Finished goods	280,301	154,900
Sub-total	358,817	245,074
Less: provision for impairment on inventories	(12,844)	0
Inventories, net	$ 345,973	$ 245,074